Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended				13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Sep. 04, 2024	Sep. 03, 2024	Mar. 31, 2016	Sep. 30, 2024	Sep. 30, 2024	Apr. 30, 2016	Oct. 31, 2024	Oct. 31, 2024	May 31, 2016	Nov. 30, 2024	Nov. 30, 2024	Jun. 30, 2016	Dec. 31, 2024	Dec. 31, 2024	Jul. 31, 2016	Jan. 31, 2025	Jan. 31, 2025	Aug. 31, 2016	Feb. 28, 2025	Feb. 28, 2025	Sep. 30, 2016	Mar. 31, 2025	Mar. 31, 2025	Oct. 31, 2016	Apr. 30, 2025	Apr. 30, 2025	Nov. 30, 2016	May 31, 2025	May 31, 2025	Dec. 31, 2016	Jun. 30, 2025	Jun. 30, 2025	Jan. 31, 2017	Jul. 31, 2025	Jul. 31, 2025	Feb. 28, 2017	Mar. 31, 2026	Aug. 31, 2025	Aug. 31, 2025	Mar. 31, 2017	Sep. 30, 2025	Sep. 30, 2025	Apr. 30, 2017	Oct. 31, 2025	Oct. 31, 2025	May 31, 2017	Nov. 30, 2025	Nov. 30, 2025	Jun. 30, 2017	Dec. 31, 2025	Dec. 31, 2025	Jul. 31, 2017	Jan. 31, 2026	Jan. 31, 2026	Aug. 31, 2017	Feb. 28, 2026	Feb. 28, 2026	Sep. 30, 2017	Mar. 31, 2026	Mar. 31, 2026	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026
C000264028
Account Value [Line Items]
Line Graph and Table Measure Name																																					Columbia Core Bond ETF - Net Asset Value ($12,548)
Accumulated Value			$ 10,000			$ 10,089			$ 10,097			$ 10,278			$ 10,355			$ 10,362			$ 10,368			$ 10,305			$ 10,049			$ 10,084			$ 10,115			$ 10,183				$ 10,179			$ 10,253			$ 10,348			$ 10,338			$ 10,387			$ 10,481			$ 10,440			$ 10,449	$ 10,435	$ 10,482	$ 10,393	$ 10,291	$ 10,350	$ 10,273	$ 10,334	$ 10,319	$ 10,318	$ 10,391	$ 10,329	$ 10,217	$ 10,271	$ 10,446	$ 10,563	$ 10,578	$ 10,799	$ 10,829	$ 11,011	$ 11,169	$ 11,198	$ 11,484	$ 11,421	$ 11,449	$ 11,450	$ 11,440	$ 11,665	$ 11,863	$ 11,240	$ 11,637	$ 11,837	$ 12,063	$ 12,290	$ 12,261	$ 12,299	$ 12,269	$ 12,443	$ 12,501	$ 12,494	$ 12,357	$ 12,276	$ 12,372	$ 12,426	$ 12,476	$ 12,606	$ 12,581	$ 12,465	$ 12,416	$ 12,462	$ 12,418	$ 12,165	$ 12,022	$ 11,619	$ 11,172	$ 11,219	$ 10,990	$ 11,259	$ 10,955	$ 10,389	$ 10,147	$ 10,542	$ 10,501	$ 10,949	$ 10,665	$ 10,918	$ 10,977	$ 10,852	$ 10,802	$ 10,817	$ 10,759	$ 10,481	$ 10,278	$ 10,806	$ 11,265	$ 11,300	$ 11,155	$ 11,256	$ 10,960	$ 11,162	$ 11,297	$ 11,597	$ 11,796	$ 11,975	$ 11,638	$ 11,766	$ 11,586	$ 11,649	$ 11,929	$ 11,938	$ 12,047	$ 11,957	$ 12,159	$ 12,118	$ 12,289	$ 12,398	$ 12,470	$ 12,552	$ 12,530	$ 12,559	$ 12,779	$ 12,548
C000264029
Account Value [Line Items]
Line Graph and Table Measure Name																																					Columbia Large Cap Growth ETF - Net Asset Value ($41,638)
Accumulated Value			10,000			9,871			10,075			10,041			10,584			10,523			10,618			10,299			10,652			10,845			11,192			11,692				11,808			12,069			12,344			12,289			12,711			12,820			12,995			13,483	13,897	13,942	14,851	14,489	14,104	14,220	14,743	14,828	15,320	16,329	16,360	14,951	15,066	13,823	14,906	15,577	15,783	16,383	15,237	16,177	16,607	16,293	16,374	16,669	17,323	17,696	17,894	16,443	14,767	16,726	17,875	18,355	19,457	21,246	20,333	19,900	21,774	22,943	22,646	23,229	23,771	25,242	25,344	26,601	27,409	28,298	26,601	28,185	27,869	28,943	26,742	25,875	26,915	24,117	23,634	21,938	24,142	22,929	20,713	21,777	22,991	21,543	23,375	22,868	24,259	24,569	25,305	26,958	27,988	27,694	26,418	26,091	28,970	30,570	31,554	33,555	34,310	32,866	34,506	36,573	35,917	36,622	37,573	37,590	40,181	40,363	41,470	39,717	36,231	37,006	39,902	42,318	43,351	43,813	45,639	47,391	46,432	46,486	45,656	43,920	41,638
C000252454
Account Value [Line Items]
Line Graph and Table Measure Name																																					Columbia Short Duration High Yield ETF - Net Asset Value ($10,900)
Accumulated Value		$ 10,000			$ 10,090			$ 10,044		$ 10,127				$ 10,097			$ 10,214		$ 10,268			$ 10,229			$ 10,277			$ 10,412			$ 10,553			$ 10,578					$ 10,677			$ 10,728			$ 10,756			$ 10,820			$ 10,876		$ 10,925				$ 10,963		$ 10,900
C000252455
Account Value [Line Items]
Line Graph and Table Measure Name																																					Columbia U.S. High Yield ETF - Net Asset Value ($10,942)
Accumulated Value	$ 10,000			$ 10,115			$ 10,034				$ 10,159		$ 10,098			$ 10,240				$ 10,296			$ 10,195			$ 10,218			$ 10,391			$ 10,595			$ 10,622			$ 10,755			$ 10,832			$ 10,852			$ 10,935			$ 10,994				$ 11,037		$ 11,065				$ 10,942
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Aggregate Bond Index ($11,835)
Accumulated Value			10,000			10,038			10,041			10,221			10,286			10,274			10,268			10,190			9,949			9,963			9,982			10,049				10,044			10,122			10,199			10,189			10,233			10,325			10,276			10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
Columbia Threadneedle: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($36,964)
Accumulated Value			10,000			10,054			10,230			10,254			10,644			10,658			10,667			10,459			10,871			11,075			11,298			11,735				11,743			11,867			12,018			12,102			12,342			12,381			12,644			12,934	13,329	13,477	14,217	13,695	13,384	13,430	13,773	13,862	14,340	14,834	14,890	13,837	14,118	12,833	13,908	14,379	14,629	15,220	14,250	15,250	15,487	15,204	15,467	15,795	16,392	16,865	16,883	15,504	13,455	15,233	16,037	16,391	17,351	18,625	17,944	17,511	19,573	20,401	20,233	20,819	21,607	22,770	22,878	23,451	23,939	24,631	23,500	25,131	24,794	25,798	24,343	23,675	24,474	22,293	22,259	20,395	22,294	21,438	19,454	21,015	22,152	20,863	22,262	21,733	22,420	22,698	22,804	24,344	25,181	24,740	23,578	23,008	25,157	26,398	26,767	28,212	29,116	27,877	29,190	30,156	30,595	31,320	31,990	31,767	33,812	32,869	33,915	33,322	31,394	31,207	33,199	34,880	35,655	36,406	37,668	38,481	38,574	38,577	39,108	38,898	36,964
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Aggregate Bond Index ($10,439)
Accumulated Value		10,000			10,041			9,792		9,895				9,733			9,785		10,000			10,004			10,043			9,971			10,125			10,098					10,219			10,330			10,395			10,459			10,444		10,455				10,626		10,439
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Aggregate Bond Index ($10,439)
Accumulated Value	10,000			10,041			9,792				9,895		9,733			9,785				10,000			10,004			10,043			9,971			10,125			10,098			10,219			10,330			10,395			10,459			10,444				10,455		10,626				10,439
Columbia Threadneedle: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($47,382)
Accumulated Value			$ 10,000			$ 9,909			$ 10,101			$ 10,061			$ 10,536			$ 10,484			$ 10,522			$ 10,275			$ 10,499			$ 10,629			$ 10,987			$ 11,443				$ 11,576			$ 11,840			$ 12,148			$ 12,116			$ 12,438			$ 12,666			$ 12,831			$ 13,328	$ 13,733	$ 13,840	$ 14,820	$ 14,432	$ 14,036	$ 14,085	$ 14,702	$ 14,844	$ 15,280	$ 16,115	$ 16,205	$ 14,756	$ 14,913	$ 13,631	$ 14,856	$ 15,387	$ 15,825	$ 16,540	$ 15,495	$ 16,559	$ 16,933	$ 16,804	$ 16,806	$ 17,280	$ 18,046	$ 18,591	$ 19,006	$ 17,712	$ 15,969	$ 18,332	$ 19,563	$ 20,415	$ 21,986	$ 24,255	$ 23,113	$ 22,328	$ 24,615	$ 25,747	$ 25,556	$ 25,550	$ 25,989	$ 27,758	$ 27,374	$ 29,091	$ 30,050	$ 31,173	$ 29,427	$ 31,976	$ 32,172	$ 32,852	$ 30,032	$ 28,757	$ 29,882	$ 26,273	$ 25,662	$ 23,630	$ 26,466	$ 25,233	$ 22,780	$ 24,111	$ 25,210	$ 23,280	$ 25,220	$ 24,921	$ 26,624	$ 26,887	$ 28,112	$ 30,035	$ 31,047	$ 30,768	$ 29,095	$ 28,680	$ 31,807	$ 33,215	$ 34,044	$ 36,366	$ 37,007	$ 35,437	$ 37,558	$ 40,091	$ 39,409	$ 40,230	$ 41,370	$ 41,233	$ 43,907	$ 44,295	$ 45,171	$ 43,548	$ 39,880	$ 40,586	$ 44,177	$ 46,993	$ 48,768	$ 49,313	$ 51,932	$ 53,819	$ 52,844	$ 52,516	$ 51,722	$ 49,985	$ 47,382
Columbia Threadneedle: ICE BofA 0-5 Year BB-B US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					ICE BofA 0-5 Year BB-B US High Yield Constrained Index ($10,931)
Accumulated Value		$ 10,000			$ 10,103			$ 10,070		$ 10,167				$ 10,143			$ 10,267		$ 10,328			$ 10,252			$ 10,255			$ 10,395			$ 10,562			$ 10,594					$ 10,704			$ 10,771			$ 10,800			$ 10,863			$ 10,934		$ 10,987				$ 11,005		$ 10,931
Columbia Threadneedle: Bloomberg U.S. Corporate High-Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Corporate High-Yield Index ($11,002)
Accumulated Value	$ 10,000			$ 10,161			$ 10,106				$ 10,223		$ 10,179			$ 10,318				$ 10,387			$ 10,281			$ 10,279			$ 10,452			$ 10,644			$ 10,692			$ 10,825			$ 10,914			$ 10,931			$ 10,994			$ 11,057				$ 11,113		$ 11,133				$ 11,002